Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation
For the Period from July 7, 2017 (date of inception) through December 31, 2017
Expected federal tax rate	34.00%
State income taxes, net of federal tax benefit	3.63%
Change in valuation allowance	(37.63%)
Effective tax rate	0.00%